Segment Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023 item	Dec. 31, 2024 CNY (¥) item segment	Dec. 31, 2024 USD ($) item segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Number of operating segments | segment		2	2
Revenues		¥ 9,422,229	$ 1,290,840	¥ 8,812,013	¥ 8,400,631
China
Segment Information
Number of operating segments	2
Number of business lines in segment		2	2
Revenues | ¥		¥ 9,310,046		¥ 8,701,254	¥ 8,255,790